Consolidated Cash Flow Statement € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Operating activities
(Loss)/Profit for the year	€ (127,661)	€ (46,540)	€ 25,439
Income taxes	30,702	14,983	43,794
Depreciation, amortization and impairment of assets	163,367	185,930	177,068
Financial income	(45,889)	(34,352)	(22,061)
Financial costs	43,823	48,072	37,492
Exchange losses/(gains)	7,791	(13,455)	2,441
Write downs and other provisions	19,487	6,178	1,017
Write downs of the provision for obsolete inventory	29,600	37,735	6,691
Result from investments accounted for using the equity method	(2,794)	4,205	1,534
Impairments of investments accounted for using the equity method	0	4,532	0
Losses arising from the sale of fixed assets	1,153	1,091	970
Other non-cash expenses/(income), net	230,812	(27,698)	(6,420)
Change in inventories	(27,554)	(39,486)	(5,400)
Change in trade receivables	(12,294)	35,675	(8,377)
Change in trade payables including customer advances	31,426	(38,485)	(11,002)
Change in other operating assets and liabilities	19,973	(10,031)	(11,285)
Interest paid	(17,487)	(21,023)	(26,872)
Income taxes paid	(63,300)	(36,425)	(30,907)
Net cash flows from operating activities	281,155	70,906	174,122
Investing activities
Payments for property plant and equipment	(79,699)	(27,630)	(46,113)
Proceeds from disposals of property plant and equipment	3,791	1,125	0
Payments for intangible assets	(14,627)	(11,524)	(13,392)
Payments for investment property	0	0	(325)
Proceeds from disposals of non-current financial assets	1,536	45,979	0
Payments for purchases of non-current financial assets	(4,431)	0	(6,987)
Proceeds from disposals of current financial assets and derivative instruments	92,021	253,201	327,422
Payments for acquisitions of current financial assets and derivative instruments	(76,058)	(166,334)	(167,308)
Acquisition of Investments at equity method	(313)	0	0
Business combinations, net of cash acquired	(4,224)	(2,245)	(9,336)
Net cash flows (used in)/from investing activities	(82,004)	92,572	83,961
Financing activities
Proceeds from borrowings	123,570	265,352	130,841
Repayments of borrowings	(160,210)	(221,029)	(272,851)
Repayments of non-current financial liabilities	(4,287)	0	0
Payments of lease liabilities	(100,611)	(90,699)	(110,460)
Purchase of own shares from Monterubello	(455,000)	0	0
Proceeds from issuance of ordinary shares upon Business Combination	310,739	0	0
Proceeds from issuance of ordinary shares to PIPE Investors	331,385	0	0
Payments of transaction costs related to the Business Combination	(48,475)	0	0
Cash distributed as part of the Disposition	(26,272)	0	0
Payments for acquisition of non-controlling interests	(40,253)	0	0
Sale of shares held in treasury/(Purchase of own shares)	5,959	(945)	(94)
Dividends paid to non-controlling interests	(548)	(1,731)	(14,922)
Dividends to owners of the parent	(102)	0	0
Net cash flows used in financing activities	(64,105)	(49,052)	(267,486)
Effects of exchange rate changes on cash and cash equivalents	7,454	(7,761)	1,698
Net increase/(decrease) in cash and cash equivalents	142,500	106,665	(7,705)
Cash and cash equivalents at the beginning of the year	317,291	210,626	218,331
Cash and cash equivalents at the end of the year	€ 459,791	€ 317,291	€ 210,626